                      [Sullivan & Cromwell LLP Letterhead]





                                                July 7, 2006




VIA EDGAR
---------

Securities and Exchange Commission,
   100 F Street, N.E.,
      Washington, D.C. 20549.

          Re: Annual Report of Foreign Private Issuer on Form 20-F, for the fiscal year ended December 31, 2005, of China Eastern Airlines Corporation Limited
               -------------------

Dear Sirs:

          On behalf of China Eastern Airlines Corporation Limited (the "Company"), we hereby enclose for filing via EDGAR pursuant to the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder, the Company's Annual Report on Form 20-F for its fiscal year ended December 31, 2005, together with exhibits thereto.

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Securities and Exchange Commission                                           -2-

                                     * * *

          Please direct any questions to the undersigned in Hong Kong at +852-2826-8629 or through our Washington office at (202) 956-7500.




                                                  Very truly yours,

                                                  /s/ Liu Fang

                                                  Liu Fang


(Enclosures)






cc:      Zhuping Luo
         Nian Zhou
         (China Eastern Airlines Corporation Limited)

         Chun Wei
         Da-Wai Hu
         Weiheng Chen
         Xiaodong Yi
         (Sullivan & Cromwell LLP)